Other receivables	12 Months Ended
Dec. 31, 2021
Other receivables [Abstract]
Other receivables

11. Other receivables

	December 31, 2021	December 31, 2020
R&D tax credit receivable	470,958	—
Receivable from share issuance	255,187	—
Advance payments to suppliers	—	479
Value added tax receivable	168,851	38,337
Withholding tax receivable	7,336	6,087
Deposit credit cards	—	10,040
Other	15,501	25,918
Total other receivables	917,833	80,861

As described in note 3 Significant accounting policies, the Company obtains government grants under the Australian R&D Tax Incentive program. The R&D tax credit receivable as of December 31, 2021 relates to the reimbursement application for compensation of R&D expenditures incurred in 2021. Other receivables were not considered impaired in the years under review.